Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration transferred in acquisition	$ 100,000,000
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	$ 167,000,000	$ 170,000,000	$ 165,000,000
Foreign currency transaction loss	155,000,000	450,000,000	78,000,000
Net loss realized on foreign currency	80,000,000	199,000,000	140,000,000
CNH paid interest	762,000,000	807,000,000	896,000,000
Loss on repurchase of Notes	27,000,000	22,000,000	64,000,000
CNH paid taxes	208,000,000	355,000,000	224,000,000
Gain (loss) at the time of securitization	0
Impairment of goodwill and other intangible assets	0	0
Right-of-use asset	450,000,000
Lease liabilities	$ 449,000,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				$ 480,000,000
Lease liabilities				480,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life	5 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset useful life	25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) | 7.875% Notes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss on repurchase of Notes	$ 27,000,000	22,000,000	64,000,000
Argentina
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss	71,000,000	159,000,000	21,000,000
Venezuelan Bolivar Fuerte
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Foreign currency transaction loss		$ 5,000,000	$ 27,000,000
Deconsolidate non-cash pretax charge	$ 92,000,000
Retained Earnings | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of tax effects from AOCI to retained earnings				$ 65,000,000